                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000
                                  (UNAUDITED)

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2000

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:

     Aggressive Portfolio...................................    1

     Moderately Aggressive Portfolio........................    2

     Moderate Portfolio.....................................    3

     Moderately Conservative Portfolio......................    4

     Conservative Portfolio.................................    5

Statements of Assets and Liabilities........................    6

Statements of Operations....................................    7

Statements of Changes in Net Assets.........................    8

Financial Highlights........................................   11

Notes to Financial Statements...............................   14

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------
 SHARES   SECURITY                                VALUE
----------------------------------------------------------
          MUTUAL FUNDS (100.0%)
          AGGRESSIVE GROWTH (39.9%)
125,844   Nationwide Separate Account
          Trust -- Nationwide Small Company
          Fund*                                $ 2,995,086
25,599    Oppenheimer Capital Appreciation
          Fund Class A                           1,505,214
23,013    Oppenheimer Discovery Fund Class A     1,512,156
                                               -----------
                                                 6,012,456
                                               -----------

          GROWTH (40.1%)
29,397    American Century Equity Growth Fund      759,329
16,057    Dreyfus Appreciation Fund, Inc.          753,722
17,287    Federated Stock Trust                    590,692
34,580    MAS Equity Portfolio Adviser Class       601,354
82,829    Nationwide Separate Account
          Trust -- Capital Appreciation Fund*    2,141,970

----------------------------------------------------------
 SHARES   SECURITY                                VALUE
----------------------------------------------------------
          MUTUAL FUNDS (CONTINUED)
          GROWTH (CONTINUED)
12,183    Strong Schafer Value Fund            $   594,064
19,269    Warburg Pincus Capital Appreciation
          Fund                                     602,335
                                               -----------
                                                 6,043,466
                                               -----------

          GROWTH & INCOME (20.0%)
19,479    Nationwide Mutual
          Funds -- Nationwide Fund Class D*        600,544
189,739   Nationwide Mutual
          Funds -- Nationwide S&P 500 Index
          Fund Institutional Class*              2,409,685
                                               -----------
                                                 3,010,229
                                               -----------
          TOTAL INVESTMENTS (cost
          $13,781,446)                         $15,066,151
                                               ===========

--------------------------------------------------------------------------------
* Investment in affiliate

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 2000.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               1

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (90.1%)
             AGGRESSIVE GROWTH (30.0%)
    91,010   Nationwide Separate Account
             Trust -- Nationwide Small Company
             Fund*                              $ 2,166,031
    17,267   Oppenheimer Capital Appreciation
             Fund Class A                         1,015,302
    17,771   Oppenheimer Discovery Fund Class
             A                                    1,167,753
                                                -----------
                                                  4,349,086
                                                -----------

             GROWTH (30.1%)
    22,559   American Century Equity Growth
             Fund                                   582,690
    12,312   Dreyfus Appreciation Fund, Inc.        577,905
    16,695   Federated Stock Trust                  570,461
    24,967   MAS Equity Portfolio Adviser
             Class                                  434,175
    57,109   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                                1,476,830
     5,800   Strong Schafer Value Fund              282,821
    13,878   Warburg Pincus Capital
             Appreciation Fund                      433,832
                                                -----------
                                                  4,358,714
                                                -----------

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (CONTINUED)
             GROWTH & INCOME (20.0%)
    18,789   Nationwide Mutual Funds --
             Nationwide Fund Class D*           $   579,251
   182,966   Nationwide Mutual Funds --
             Nationwide S&P 500 Index Fund
             Institutional Class*                 2,323,671
                                                -----------
                                                  2,902,922
                                                -----------

             INCOME (10.0%)
   149,040   Nationwide Separate Account
             Trust -- Nationwide Income Fund*     1,442,704
                                                -----------
             TOTAL MUTUAL FUNDS (cost
             $12,146,603)                        13,053,426
                                                -----------

----------
 PRINCIPAL
----------
             FIXED INCOME (9.9%)
$1,440,371   Nationwide Fixed Contract,
             5.75%*(a) (cost $1,440,371)          1,440,371
                                                -----------
             TOTAL INVESTMENTS (cost
             $13,586,974)                       $14,493,797
                                                ===========

--------------------------------------------------------------------------------
 * Investment in affiliate.

(a) The Nationwide Fixed Contract rate changes quarterly.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 2000.

See accompanying notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (90.0%)
             AGGRESSIVE GROWTH (20.0%)
    51,644   Nationwide Separate Account
             Trust -- Nationwide Small Company
             Fund*                              $ 1,229,125
    10,415   Oppenheimer Capital Appreciation
             Fund Class A                           612,425
     9,412   Oppenheimer Discovery Fund Class
             A                                      618,460
                                                -----------
                                                  2,460,010
                                                -----------

             GROWTH (20.1%)
    14,290   American Century Equity Growth
             Fund                                   369,111
     5,231   Dreyfus Appreciation Fund, Inc.        245,560
     7,101   Federated Stock Trust                  242,658
    14,157   MAS Equity Portfolio Adviser
             Class                                  246,191
    33,869   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                                  875,853
     4,939   Strong Schafer Value Fund              240,807
     7,822   Warburg Pincus Capital
             Appreciation Fund                      244,524
                                                -----------
                                                  2,464,704
                                                -----------

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (CONTINUED)
             GROWTH & INCOME (30.0%)
    23,782   Nationwide Mutual Funds --
             Nationwide Fund Class D*           $   733,187
   232,706   Nationwide Mutual Funds --
             Nationwide S&P 500 Index Fund
             Institutional Class*                 2,955,366
                                                -----------
                                                  3,688,553
                                                -----------

             INCOME (19.9%)
   251,881   Nationwide Separate Account
             Trust -- Nationwide Income Fund*     2,438,212
                                                -----------
             TOTAL MUTUAL FUNDS (cost
             $10,442,398)                        11,051,479
                                                -----------

----------
 PRINCIPAL
----------
             FIXED INCOME (10.0%)
$1,228,112   Nationwide Fixed Contract,
             5.75%*(a) (cost $1,228,112)          1,228,112
                                                -----------
             TOTAL INVESTMENTS (cost
             $11,670,510)                       $12,279,591
                                                ===========

--------------------------------------------------------------------------------
 * Investment in affiliate.

(a) The Nationwide Fixed Contract rate changes quarterly.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 2000.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               3

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------
   SHARES   SECURITY                               VALUE
-----------------------------------------------------------
            MUTUAL FUNDS (80.0%)
            AGGRESSIVE GROWTH (10.0%)
   9,604    Nationwide Separate Account
            Trust -- Nationwide Small Company
            Fund*                                $  228,571
   1,505    Oppenheimer Capital Appreciation
            Fund Class A                             88,479
   2,098    Oppenheimer Discovery Fund Class A      137,892
                                                 ----------
                                                    454,942
                                                 ----------

            GROWTH (10.1%)
   3,574    American Century Equity Growth Fund      92,326
     930    Dreyfus Appreciation Fund, Inc.          43,639
   1,255    Federated Stock Trust                    42,883
   2,654    MAS Equity Portfolio Adviser Class       46,150
   8,961    Nationwide Separate Account
            Trust -- Capital Appreciation Fund*     231,719
                                                 ----------
                                                    456,717
                                                 ----------

-----------------------------------------------------------
   SHARES   SECURITY                               VALUE
-----------------------------------------------------------
            MUTUAL FUNDS (CONTINUED)
            GROWTH & INCOME (30.1%)
   8,829    Nationwide Mutual
            Funds -- Nationwide Fund Class D*    $  272,210
  85,934    Nationwide Mutual
            Funds -- Nationwide S&P 500 Index
            Fund Institutional Class*             1,091,362
                                                 ----------
                                                  1,363,572
                                                 ----------

            INCOME (29.8%)
 139,783    Nationwide Separate Account
            Trust -- Nationwide Income Fund*      1,353,099
                                                 ----------
            TOTAL MUTUAL FUNDS (cost
            $3,499,614)                           3,628,330
                                                 ----------

---------
PRINCIPAL
---------
            FIXED INCOME (20.0%)
$906,693    Nationwide Fixed Contract,
            5.75%*(a) (cost $906,678)               906,678
                                                 ----------
            TOTAL INVESTMENTS (cost $4,406,292)  $4,535,008
                                                 ==========

--------------------------------------------------------------------------------
 * Investment in affiliate.

(a) The Nationwide Fixed Contract rate changes quarterly.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 2000.

See accompanying notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------
   SHARES   SECURITY                               VALUE
-----------------------------------------------------------
            MUTUAL FUNDS (74.9%)
            GROWTH (10.0%)
   1,057    American Century Equity Growth Fund  $   27,305
     544    Dreyfus Appreciation Fund, Inc.          25,515
     713    Federated Stock Trust                    24,359
   1,528    MAS Equity Portfolio Adviser Class       26,573
   5,179    Nationwide Separate Account
            Trust -- Capital Appreciation Fund*     133,933
     493    Strong Schafer Value Fund                24,016
                                                 ----------
                                                    261,701
                                                 ----------
            GROWTH & INCOME (20.0%)
   3,416    Nationwide Mutual
            Funds -- Nationwide Fund Class D*       105,320
  32,991    Nationwide Mutual
            Funds -- Nationwide S&P 500 Index
            Fund Institutional Class*               418,982
                                                 ----------
                                                    524,302
                                                 ----------

-----------------------------------------------------------
   SHARES   SECURITY                               VALUE
-----------------------------------------------------------
            MUTUAL FUNDS (CONTINUED)

            INCOME (44.9%)
 121,413    Nationwide Separate Account
            Trust -- Nationwide Income Fund*     $1,175,281
                                                 ----------
            TOTAL MUTUAL FUNDS (cost
            $1,954,055)                           1,961,284
                                                 ----------

---------
PRINCIPAL
---------
            FIXED INCOME (25.1%)
$656,873    Nationwide Fixed Contract,
            5.75%*(a) (cost $656,769)               656,769
                                                 ----------
            TOTAL INVESTMENTS (cost $2,610,824)  $2,618,053
                                                 ==========

--------------------------------------------------------------------------------
 * Investment in affiliate.

(a) The Nationwide Fixed Contract rate changes quarterly.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 2000.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               5

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MODERATELY                   MODERATELY
                                                     AGGRESSIVE    AGGRESSIVE     MODERATE     CONSERVATIVE   CONSERVATIVE
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                     -----------   -----------   -----------   ------------   ------------
ASSETS:
  Investments in securities, at value (cost
    $13,781,446, $12,146,603, $10,442,398,
    $3,499,614, and $1,954,055, respectively)        $15,066,151   $13,053,426   $11,051,479    $3,628,330     $1,961,284
  Investments in short-term securities, at value
    (cost $1,440,371, $1,228,112 $906,678, and
    $656,769, respectively)                                   --     1,440,371     1,228,112       906,678        656,769
  Cash                                                        --           501            --            --             --
  Interest and dividends receivable                          872           896           617           248            134
                                                     -----------   -----------   -----------    ----------     ----------
    Total Assets                                      15,067,023    14,495,194    12,280,208     4,535,256      2,618,187
                                                     -----------   -----------   -----------    ----------     ----------
LIABILITIES:
  Payable for investment securities purchased                872           669           424           106             31
  Management fee payable                                   6,047         5,792         4,983         1,838          1,063
                                                     -----------   -----------   -----------    ----------     ----------
    Total Liabilities                                      6,919         6,461         5,407         1,944          1,094
                                                     -----------   -----------   -----------    ----------     ----------
NET ASSETS                                           $15,060,104   $14,488,733   $12,274,801    $4,533,312     $2,617,093
                                                     ===========   ===========   ===========    ==========     ==========
REPRESENTED BY:
  Capital                                            $13,140,906   $13,047,601   $11,163,180    $4,307,310     $2,652,322
  Accumulated undistributed (distributions in
    excess of) net investment income                      (9,193)       26,668        39,307        24,256         19,589
  Net unrealized appreciation from investments         1,284,705       906,823       609,081       128,716          7,229
  Accumulated undistributed (distributions in
    excess of) net realized gains (losses) from
    investment transactions                              643,686       507,641       463,233        73,030        (62,047)
                                                     -----------   -----------   -----------    ----------     ----------
NET ASSETS                                           $15,060,104   $14,488,733   $12,274,801    $4,533,312     $2,617,093
                                                     ===========   ===========   ===========    ==========     ==========
  Shares of beneficial interest outstanding
    (unlimited number of shares authorized)            1,113,068     1,114,454       975,977       388,788        251,336
                                                     ===========   ===========   ===========    ==========     ==========
  NET ASSET VALUE, offering and redemption price
    per share                                        $     13.53   $     13.00   $     12.58    $    11.66     $    10.41
                                                     ===========   ===========   ===========    ==========     ==========

------------------------------------------------------

See accompanying notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MODERATELY                MODERATELY
                                            AGGRESSIVE   AGGRESSIVE   MODERATE    CONSERVATIVE   CONSERVATIVE
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                            ----------   ----------   ---------   ------------   ------------
INVESTMENT INCOME:
  Interest                                  $      --    $  31,299    $  28,393     $ 21,360       $ 16,687
  Dividends                                    22,900       54,772       81,006       41,018         33,361
                                            ---------    ---------    ---------     --------       --------
     Total Income                              22,900       86,071      109,399       62,378         50,048
                                            ---------    ---------    ---------     --------       --------
EXPENSES:
  Investment management fees                   32,092       30,273       27,480       10,338          6,477
                                            ---------    ---------    ---------     --------       --------
NET INVESTMENT INCOME (LOSS)                   (9,192)      55,798       81,919       52,040         43,571
                                            ---------    ---------    ---------     --------       --------
NET REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
  Net realized gains (losses) from
     investment transactions                  779,644      600,701      531,931       97,211        (25,555)
  Net change in unrealized appreciation
     (depreciation) from investments         (353,529)    (247,504)    (278,928)     (30,044)        36,006
                                            ---------    ---------    ---------     --------       --------
Net realized/unrealized gains from
  investments                                 426,115      353,197      253,003       67,167         10,451
                                            ---------    ---------    ---------     --------       --------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                $ 416,923    $ 408,995    $ 334,207     $119,207       $ 54,022
                                            =========    =========    =========     ========       ========

------------------------------------------------------
See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               7

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               AGGRESSIVE PORTFOLIO         MODERATELY AGGRESSIVE PORTFOLIO
                                          -------------------------------   --------------------------------
                                              FOR THE          FOR THE           FOR THE          FOR THE
                                          SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                              JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                2000             1999             2000              1999
                                          ----------------   ------------   -----------------   ------------
                                            (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)              $    (9,192)     $    (3,754)      $    55,798      $    65,537
  Net realized gains from investment
    transactions                                779,644          636,496           600,701          468,195
  Net change in unrealized appreciation
    (depreciation) from investments            (353,529)       1,428,865          (247,504)         981,409
                                            -----------      -----------       -----------      -----------
    Change in net assets resulting from
       operations                               416,923        2,061,607           408,995        1,515,141
                                            -----------      -----------       -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (185,891)          (5,032)         (185,583)         (54,946)
  Net realized gains from investment
    transactions                               (561,253)        (283,002)         (398,330)        (155,388)
                                            -----------      -----------       -----------      -----------
    Change in net assets from
       shareholder distributions               (747,144)        (288,034)         (583,913)        (210,334)
                                            -----------      -----------       -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                 4,431,140        4,042,247         4,902,950        5,268,161
  Dividends reinvested                          747,126          288,034           583,904          210,334
  Cost of shares redeemed                      (811,137)      (1,953,837)       (1,007,580)      (1,227,178)
                                            -----------      -----------       -----------      -----------
    Change in net assets from capital
       transactions                           4,367,129        2,376,444         4,479,274        4,251,317
                                            -----------      -----------       -----------      -----------
    Change in net assets                      4,036,908        4,150,017         4,304,356        5,556,124
                                            -----------      -----------       -----------      -----------
NET ASSETS:
  Beginning of period                        11,023,196        6,873,179        10,184,377        4,628,253
                                            -----------      -----------       -----------      -----------
  End of period                             $15,060,104      $11,023,196       $14,488,733      $10,184,377
                                            ===========      ===========       ===========      ===========
Undistributed net realized gain on
  investments included in net assets at
  end of period                             $   643,686      $   425,295       $   507,641      $   305,270
                                            ===========      ===========       ===========      ===========
Undistributed (distributions in excess
  of) net investment income included in
  net assets at end of period               $    (9,193)     $   185,890       $    26,668      $   156,453
                                            ===========      ===========       ===========      ===========
SHARE TRANSACTIONS:
  Sold                                          330,937          341,255           383,095          451,761
  Reinvested                                     56,386           25,580            45,956           18,623
  Redeemed                                      (60,019)        (164,463)          (79,159)        (105,288)
                                            -----------      -----------       -----------      -----------
Change in shares                                327,304          202,372           349,892          365,096
                                            ===========      ===========       ===========      ===========

------------------------------------------------------

See accompanying notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

--------------------------------------------------------------------------------

                                                 MODERATE PORTFOLIO          MODERATELY CONSERVATIVE PORTFOLIO
                                           -------------------------------   ----------------------------------
                                               FOR THE          FOR THE           FOR THE            FOR THE
                                           SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                               JUNE 30,       DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                 2000             1999              2000              1999
                                           ----------------   ------------   ------------------   -------------
                                             (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                      $    81,919      $   102,823        $   52,040        $    70,678
  Net realized gains from investment
    transactions                                 531,931          398,443            97,211            162,108
  Net change in unrealized appreciation
    (depreciation) from investments             (278,928)         668,125           (30,044)            74,393
                                             -----------      -----------        ----------        -----------
    Change in net assets resulting from
       operations                                334,922        1,169,391           119,207            307,179
                                             -----------      -----------        ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (167,160)         (85,557)          (65,746)           (61,379)
  Net realized gains from investment
    transactions                                (344,961)         (93,191)         (147,668)           (33,619)
                                             -----------      -----------        ----------        -----------
    Change in net assets from shareholder
       distributions                            (512,121)        (178,748)         (213,414)           (94,998)
                                             -----------      -----------        ----------        -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  2,777,362        5,368,173         1,136,167          2,767,849
  Dividends reinvested                           512,110          178,748           213,410             94,998
  Cost of shares redeemed                       (588,815)      (1,133,702)         (505,209)        (1,215,788)
                                             -----------      -----------        ----------        -----------
    Change in net assets from capital
       transactions                            2,700,657        4,413,219           844,368          1,647,059
                                             -----------      -----------        ----------        -----------
    Change in net assets                       2,523,458        5,403,862           750,161          1,859,240
                                             -----------      -----------        ----------        -----------
NET ASSETS:
  Beginning of period                          9,751,343        4,347,481         3,783,151          1,923,911
                                             -----------      -----------        ----------        -----------
  End of period                              $12,274,801      $ 9,751,343        $4,533,312        $ 3,783,151
                                             ===========      ===========        ==========        ===========
Undistributed net realized gain on
  investments included in net assets at
  end of period                              $   463,233      $   276,263        $   73,030        $   123,487
                                             ===========      ===========        ==========        ===========
Undistributed net investment income
  included in net assets at end of period    $    39,307      $   124,548        $   24,256        $    37,962
                                             ===========      ===========        ==========        ===========
SHARE TRANSACTIONS:
  Sold                                           224,160          462,291            98,530            244,386
  Reinvested                                      41,706           15,629            18,724              8,459
  Redeemed                                       (47,296)         (96,631)          (43,610)          (107,530)
                                             -----------      -----------        ----------        -----------
Change in shares                                 218,570          381,289            73,644            145,315
                                             ===========      ===========        ==========        ===========

------------------------------------------------------

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               9

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

--------------------------------------------------------------------------------

                                                                  CONSERVATIVE PORTFOLIO
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2000             1999
                                                              ----------------   ------------
                                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                         $    43,571      $   105,107
  Net realized gains (losses) from investment transactions          (25,555)         112,537
  Net change in unrealized appreciation (depreciation) from
     investments                                                     36,006          (81,945)
                                                                -----------      -----------
     Change in net assets resulting from operations                  54,022          135,699
                                                                -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (56,615)         (92,859)
  Net realized gains from investment transactions                  (132,384)         (27,849)
                                                                -----------      -----------
     Change in net assets from shareholder distributions           (188,999)        (120,708)
                                                                -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       598,901        3,743,592
  Dividends reinvested                                              188,995          120,708
  Cost of shares redeemed                                        (1,327,750)      (2,401,616)
                                                                -----------      -----------
     Change in net assets from capital transactions                (539,854)       1,462,684
                                                                -----------      -----------
     Change in net assets                                          (674,831)       1,477,675
                                                                -----------      -----------
NET ASSETS:
  Beginning of period                                             3,291,924        1,814,249
                                                                -----------      -----------
  End of period                                                 $ 2,617,093      $ 3,291,924
                                                                ===========      ===========
Undistributed (distributions in excess of) net realized gain
  (loss) on investments included in net assets at end of
  period                                                        $   (62,047)     $    95,892
                                                                ===========      ===========
Undistributed net investment income included in net assets
  at end of period                                              $    19,589      $    32,633
                                                                ===========      ===========
SHARE TRANSACTIONS:
  Sold                                                               58,163          344,677
  Reinvested                                                         18,513           11,170
  Redeemed                                                         (126,438)        (219,614)
                                                                -----------      -----------
Change in shares                                                    (49,762)         136,233
                                                                ===========      ===========

------------------------------------------------------
See accompanying notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  AGGRESSIVE PORTFOLIO                    MODERATELY AGGRESSIVE PORTFOLIO
                                        -----------------------------------------    -----------------------------------------
                                        SIX MONTHS                                   SIX MONTHS
                                           ENDED       YEAR ENDED    PERIOD ENDED       ENDED       YEAR ENDED    PERIOD ENDED
                                         JUNE 30,     DECEMBER 31,   DECEMBER 31,     JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                           2000           1999         1998(1)          2000           1999         1998(1)
                                        -----------   ------------   ------------    -----------   ------------   ------------
                                        (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                     $ 14.03       $ 11.78         $10.00         $ 13.32       $ 11.59         $10.00
                                          -------       -------         ------         -------       -------         ------
  Net investment income (loss)              (0.01)        (0.01)          0.01            0.05          0.09           0.10
  Net realized gain and unrealized
    appreciation                             0.44          2.74           1.78            0.37          2.07           1.56
                                          -------       -------         ------         -------       -------         ------
      Total from investment operations       0.43          2.73           1.79            0.42          2.16           1.66
                                          -------       -------         ------         -------       -------         ------
  Distributions from net investment
    income                                  (0.23)        (0.01)         (0.01)          (0.23)        (0.09)         (0.07)
  Distributions from net realized
    gains                                   (0.70)        (0.47)            --           (0.51)        (0.34)            --
                                          -------       -------         ------         -------       -------         ------
      Total distributions                   (0.93)        (0.48)         (0.01)          (0.74)        (0.43)         (0.07)
                                          -------       -------         ------         -------       -------         ------
    Net increase (decrease) in net
      asset value                           (0.50)         2.25           1.78           (0.32)         1.73           1.59
                                          -------       -------         ------         -------       -------         ------
NET ASSET VALUE --
  END OF PERIOD                           $ 13.53       $ 14.03         $11.78         $ 13.00       $ 13.32         $11.59
                                          =======       =======         ======         =======       =======         ======
Total Return*                                3.23%        24.19%         17.85%           3.24%        19.34%         16.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's)         $15,060       $11,023         $6,873         $14,489       $10,184         $4,628
Ratio of expense to average net
  assets*                                    0.50%         0.50%          0.50%           0.50%         0.50%          0.50%
Ratio of net investment income (loss)
  to average net assets*                    (0.14)%       (0.05)%         0.16%           0.92%         0.93%          1.16%
Portfolio turnover*                         25.88%        29.81%         38.42%          30.04%        25.88%         52.63%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               11

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   MODERATE PORTFOLIO                    MODERATELY CONSERVATIVE PORTFOLIO
                                        -----------------------------------------    -----------------------------------------
                                        SIX MONTHS                                   SIX MONTHS
                                           ENDED       YEAR ENDED    PERIOD ENDED       ENDED       YEAR ENDED    PERIOD ENDED
                                         JUNE 30,     DECEMBER 31,   DECEMBER 31,     JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                           2000           1999         1998(1)          2000           1999         1998(1)
                                        -----------   ------------   ------------    -----------   ------------   ------------
                                        (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                     $ 12.87        $11.56         $10.00         $12.00         $11.33         $10.00
                                          -------        ------         ------         ------         ------         ------
  Net investment income                      0.08          0.14           0.14           0.13           0.24           0.22
  Net realized gain and unrealized
    appreciation                             0.27          1.53           1.53           0.17           0.84           1.27
                                          -------        ------         ------         ------         ------         ------
      Total from investment operations       0.35          1.67           1.67           0.30           1.08           1.49
                                          -------        ------         ------         ------         ------         ------
  Distributions from net investment
    income                                  (0.20)        (0.14)         (0.11)         (0.19)         (0.24)         (0.16)
  Distributions from net realized
    gains                                   (0.44)        (0.22)            --          (0.45)         (0.17)            --
                                          -------        ------         ------         ------         ------         ------
      Total distributions                   (0.64)        (0.36)         (0.11)         (0.64)         (0.41)         (0.16)
                                          -------        ------         ------         ------         ------         ------
    Net increase (decrease) in net
      asset value                           (0.29)         1.31           1.56          (0.34)          0.67           1.33
                                          -------        ------         ------         ------         ------         ------
NET ASSET VALUE --
  END OF PERIOD                           $ 12.58        $12.87         $11.56         $11.66         $12.00         $11.33
                                          =======        ======         ======         ======         ======         ======
Total Return*                                2.89%        14.89%         16.74%          2.68%          9.80%         14.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's)         $12,275        $9,751         $4,347         $4,533         $3,783         $1,924
Ratio of expense to average net
  assets*                                    0.50%         0.50%          0.50%          0.50%          0.50%          0.50%
Ratio of net investment income to
  average net assets*                        1.49%         1.43%          1.83%          2.52%          2.36%          2.79%
Portfolio turnover*                         30.16%        25.63%         55.92%         30.54%         50.16%        104.85%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

 12              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                       CONSERVATIVE PORTFOLIO
                                                              -----------------------------------------
                                                              SIX MONTHS
                                                                 ENDED       YEAR ENDED    PERIOD ENDED
                                                               JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                                                 2000           1999         1998(1)
                                                              -----------   ------------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                          $10.93         $11.00         $10.00
                                                                ------         ------         ------
  Net investment income                                           0.20           0.33           0.30
  Net realized gain and unrealized appreciation                   0.04           0.07           0.92
                                                                ------         ------         ------
       Total from investment operations                           0.24           0.40           1.22
                                                                ------         ------         ------
  Distributions from net investment income                       (0.23)         (0.32)         (0.22)
  Distributions from net realized gains                          (0.53)         (0.15)            --
                                                                ------         ------         ------
       Total distributions                                       (0.76)         (0.47)         (0.22)
                                                                ------         ------         ------
     Net increase (decrease) in net asset value                  (0.52)         (0.07)          1.00
                                                                ------         ------         ------
NET ASSET VALUE --
  END OF PERIOD                                                 $10.41         $10.93         $11.00
                                                                ======         ======         ======
Total Return*                                                     2.41%          3.77%         12.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's)                               $2,617         $3,292         $1,814
Ratio of expense to average net assets*                           0.50%          0.50%          0.50%
Ratio of net investment income to average net assets*             3.36%          3.27%          3.60%
Portfolio turnover*                                              32.51%         84.11%        165.15%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               13

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company. The Trust was created under the laws of the State of Ohio as a business trust by a Declaration of Trust dated as of September 9, 1997, as subsequently amended. The Trust currently offers shares in five separate non-diversified funds (collectively the "Life Design Series" or each, a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. This report contains the financial statements and financial highlights of the following five Portfolios:

     Aggressive Portfolio
     Moderately Aggressive Portfolio
     Moderate Portfolio
     Moderately Conservative Portfolio
     Conservative Portfolio

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") advised by Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of Villanova SA Capital Trust ("VSA"), the investment adviser to the Trust. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Portfolios, except for the Aggressive Portfolio, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company (which is affiliated with VMF and VSA). The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

Percentages of the Portfolios' investments in Underlying Funds advised by VMF are summarized as follows:

           Aggressive Portfolio........................................  54.1%
           Moderately Aggressive Portfolio.............................  65.1
           Moderate Portfolio..........................................  77.1
           Moderately Conservative Portfolio...........................  90.1
           Conservative Portfolio......................................  95.2

Percentages represent market value as a percentage of net assets at June 30, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) SECURITIES VALUATION

Shares of the Underlying Funds in which the Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular trading session on the New York Stock Exchange. The Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price). All other securities and assets are generally valued at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

 14              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

(b) SHARE VALUATION

The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

(c) SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Securities sold are valued on a specific identification basis. Dividends and capital gains from the Underlying Funds are recorded on the ex-dividend date. Interest income for the Fixed Contract is accrued daily and reinvested the following day.

(d) INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Portfolios record distributions of short-term and long-term capital gains made by the Underlying Funds as realized gains.

(e) FEDERAL INCOME TAXES

Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Therefore no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

(f) DIVIDENDS TO SHAREHOLDERS

1) Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

2) Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

3) Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Portfolios.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               15

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

Accordingly, for the fiscal year ended December 31, 1999, the following reclassifications were necessary. Negative amount represent credits and positive amounts represent debits.

                                                                     UNDISTRIBUTED
                                                                    NET INVESTMENT       UNDISTRIBUTED
                                                                        INCOME         NET REALIZED GAIN
                                                                   -----------------   -----------------
           Aggressive Portfolio..................................      $189,625            $(189,625)
           Moderately Aggressive Portfolio.......................       133,688             (133,688)
           Moderate Portfolio....................................        92,589              (92,589)
           Moderately Conservative Portfolio.....................        18,354              (18,354)
           Conservative Portfolio................................         7,408               (7,408)

(g) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3. TRANSACTION WITH AFFILIATES

Pursuant to an Investment Advisory and Administration Agreement, VSA manages the investment of the assets and supervises the daily business affairs of the Portfolios. Under the terms of the Investment Advisory and Administration Agreement, each Portfolio pays VSA a 0.50% management fee based on the Portfolio's average daily net assets. VSA also bears all expenses of each Portfolio other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Portfolios. For these services, NISI is compensated by VSA under the agreement noted above.

Nationwide Life Insurance Company (NLIC) is the underwriter of the Nationwide Fixed Contract. NLIC is affiliated with NISI and VSA.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Portfolios.

4. BANK LOANS

The Trust currently has an unsecured bank line of credit of $10,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus
 .50%.

 16              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the six-month period ended June 30, 2000, are summarized as follows:

                                                              PURCHASES      SALES
                                                              ----------   ----------
Aggressive Portfolio                                          $6,977,764   $3,347,147
Moderately Aggressive Portfolio                                6,835,300    3,303,941
Moderate Portfolio                                             5,018,875    3,004,690
Moderately Conservative Portfolio                              1,554,592    1,017,046
Conservative Portfolio                                           655,079    1,208,381

Net unrealized appreciation (depreciation) on investments at June 30, 2000, were as follows:

                                                GROSS            GROSS              NET
                                              UNREALIZED       UNREALIZED        UNREALIZED
                                             APPRECIATION    (DEPRECIATION)     APPRECIATION
                                             ------------    --------------    --------------
Aggressive Portfolio                          $1,392,234       $(107,529)        $1,284,705
Moderately Aggressive Portfolio                  985,142         (78,319)           906,823
Moderate Portfolio                               675,480         (66,399)           609,081
Moderately Conservative Portfolio                147,093         (18,362)           128,731
Conservative Portfolio                            29,401         (22,068)             7,333

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               17

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